Nature of the Organization and Business	12 Months Ended
Jun. 30, 2026
Nature of the Organization and Business [Abstract]
NATURE OF THE ORGANIZATION AND BUSINESS

1 — NATURE OF THE ORGANIZATION AND BUSINESS

Zhibao Technology Inc. (the “Company” or “Zhibao”) was incorporated on January 11, 2023, under the laws of the Cayman Islands as an exempted company with limited liability. The Company commenced operations in November 2015, through a wholly owned subsidiary Zhibao Technology Co., Ltd., (“Zhibao China”), which is a limited liability company established under the laws of the PRC. Zhibao China and its subsidiaries (collectively known as “Zhibao China Group”) are primarily engaged in providing in digital insurance brokerage services to end customers.

The accompanying consolidated financial statements reflect the activities of Zhibao and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
Zhibao	January 11, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of Zhibao
Zhibao Technology Holdings Limited (“Zhibao BVI”)	January 12, 2023	British Virgin Islands	100	Investment holding
Zhibao Technology Limited (“Zhibao HK”)	January 19, 2023	Hong Kong	100	Investment holding
Zhibao Labuan Reinsurance (“Zhibao Labuan”)	July 29, 2024	Malaysia	100	Brokerage services and Managing general underwriter (“MGU”) services
Zhibao China	November 24, 2015	PRC	100	MGU services
Shanghai Anyi Network Technology Co., Ltd. (“Shanghai Anyi”)	September 18, 2015	PRC	100	R&D services
Sunshine Insurance Brokers (Shanghai) Co., Ltd. (“Sunshine Insurance Brokers”)	November 17, 2011	PRC	100	Digital insurance brokerage services and offline insurance brokerage consulting services
Shanghai Zhibao Health Management Co., Ltd. (“Zhibao Health”)	November 16, 2022	PRC	100	Healthcare services
Shanghai Zhizhongbao Enterprise Management Co., Ltd. (“Zhizhongbao”)	March 6, 2025	PRC	100	Healthcare services
Shanghai Zhibao Yingshi Health Technology Co., Ltd. (“Zhibao Yingshi”)	September 24, 2025	PRC	51	Healthcare services

Initial public offering (“IPO”)

On April 3, 2024, the Company closed its IPO of 1,500,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for aggregate gross proceeds of $6,000,000, before deducting underwriting discounts and offering expenses. The Class A ordinary shares began trading on the Nasdaq Capital Market on April 2, 2024 under the symbol “ZBAO”.

On May 14, 2024, the Company issued an additional 23,765 Class A ordinary shares of the Company pursuant to the partial exercise of the underwriters’ over-allotment option in connection with the Company’s initial public offering at $4.00 per share, resulting in additional gross proceeds of $95,060.

Reorganization

On February 16, 2023, Zhibao, through its wholly owned subsidiary Zhibao HK, entered into an equity transfer agreement with the shareholders of Zhibao China. Pursuant to the equity transfer agreement, each of the shareholders of Zhibao China transferred to Zhibao their respective equity interests in Zhibao China (“Equity Transfer”). Upon completion of the Equity Transfer, Zhibao China became a direct wholly-owned subsidiary of Zhibao.

On March 10, 2023, Zhibao completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of Zhibao China prior to the reorganization. Zhibao, Zhibao BVI, Zhibao HK were established as holding companies of Zhibao China and its subsidiaries, and all of these entities are under common control which results in the consolidation of Zhibao China and its subsidiaries, which have been accounted for as a reorganization of entities under common control at carrying value.

In March 2023, four preferred shareholders of Zhibao China surrendered their equity interest in Zhibao China. In April 2023, three of the four preferred shareholders determined to contribute the cash consideration to be received from Zhibao China in return for their equity surrender to Zhibao directly. In May 2023, Zhibao issued an aggregate of 3,507,734 ordinary shares to the three investors.

Reclassification of Class A and Class B ordinary Shares

On December 12, 2023, the shareholders of the Company passed a special resolution to reclassify 5,605,564 ordinary shares held by three shareholders into Class B ordinary shares, with remaining ordinary shares as Class A ordinary shares. All of the Class B shareholders are controlled by Mr. Botao Ma, who served as the founder and Chief Executive Officer of the Company until August 2026.

Each of the Class A ordinary shares and Class B ordinary shares has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However Each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty (20) votes on any resolutions.

The Company believed that it was appropriate to reflect the above transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented.

Acquisition of Zhonglian

On September 30, 2025, Zhibao China closed a Share Purchase Agreement (the “SPA”) with the shareholders of Zhonglian, and Zhonglian, pursuant to which, subject to the terms and conditions set forth in the SPA, Zhibao China agreed to acquire an aggregate of 51% of the equity interest in Zhonglian for a total purchase price of RMB25.5 million (approximately $3.5 million), subject to adjustment as provided in the SPA. As of June 30, 2026, the Company had paid RMB9.15 million of the purchase consideration, with the remaining amount of RMB16.35 million payable before October 2026, in accordance with the SPA.

The Company has allocated the purchase price of Zhonglian based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value, and used cost approach to estimate the fair value of content assets which was primarily comprised software and copyrights. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and content assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses. The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Zhonglian based on a valuation performed by an independent valuation firm engaged by the Company.

As of September 30, 2025
RMB
Net tangible assets (1)	70,307
Customer relationships (2)	11,600,000
License (3)	22,600,000
Goodwill	24,279,693
Deferred tax liabilities recognized	(8,550,000)
Less: non-controlling interest	(24,500,000)
Total purchase consideration	25,500,000

(1)	The following table is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible liabilities on September 30, 2025.

(2)	Customer relationships represent the value of existing customers and ongoing brokerage service relationships acquired in the transaction. The acquired business has an established customer base which is expected to generate future brokerage service fees. The estimated useful life of customer relationships is 7.25 years, reflecting the expected period over which the relationships will contribute to future cash flows. The asset will be amortized on a straight-line basis over its estimated useful life.

(3)	The license represents regulatory approval required to conduct insurance brokerage services in the PRC. The acquired entity operates through a nationwide network with multiple branch offices across various regions in mainland China. The license is considered to have an indefinite useful life as there is no foreseeable limit to the period over which it is expected to generate cash flows and there are no legal, regulatory or contractual provisions that limit its useful life. Accordingly, it is not amortized but will be tested for impairment annually or more frequently if events or changes in circumstances indicate potential impairment.

As of September 30, 2025
RMB
ASSETS
Current Assets
Cash and cash equivalents	11,437,549
Restricted cash	5,894,326
Accounts receivable, net	17,011,672
Income tax recoverable	377,019
Prepaid expenses and other current assets, net	10,217,865
Total Current Assets	44,938,431

Property and equipment, net	971,900
Operating lease right of use assets	1,567,326
Restricted cash, noncurrent	5,000,000
Deferred tax assets	3,957,634
Total Non-Current Assets	11,496,860
Total Assets	56,435,291

LIABILITIES, AND SHAREHOLDERS’ EQUITY
Current Liabilities
Accounts payable	30,345,987
Operating lease liabilities, current	710,353
Accrued expenses and other liabilities	21,715,593
Total Current Liabilities	52,771,933

Deferred tax liabilities	2,958,195
Operating lease liabilities, noncurrent	634,856
Total Non-current Liabilities	3,593,051
Total Liabilities	56,364,984

Net tangible assets	70,307

Deconsolidation of Zhonglian

Starting January 2026, the Company has been in a dispute with the management of Zhonglian as to the performance of relevant transaction documents. Since then, the management of Zhonglian refused to provide the Company with any operational or financial information of Zhonglian. The management of Zhonglian also refused to hand over Zhonglian’s assets, including official seals, financial licenses, and bank security tokens, which are needed to conduct operational and financial activities, and effectively denied the Company’s access to and control of the bank accounts and daily operations of Zhonglian.

Despite retaining a 51% equity interest in Zhonglian, the Company concluded that it had lost control of Zhonglian in January 2026, based on its assessment of the relevant facts and circumstances under ASC 810-10-40-4. In particular, the Company considered the substantive participating rights granted to other shareholders under the shareholders’ agreement and the articles of association of Zhonglian, together with the circumstances in which the management of Zhonglian refused to cooperate with the Company and the Company was no longer able to direct Zhonglian’s relevant activities. Accordingly, the Company ceased consolidating Zhonglian from January 2026.

Upon deconsolidation, the Company derecognized the assets, liabilities and noncontrolling interests of Zhonglian, as well as the remaining unpaid purchase consideration payable of RMB 16.35 million (under the SPA), and recognized a loss on deconsolidation of a subsidiary of RMB9.09 million. Based on the principle of prudence, the Company assessed the recoverability of its remaining capital invested in Zhonglian and recognized a related impairment loss of RMB 6.06 million. The Company has filed a lawsuit with the Beilun District People’s Court of Ningbo Municipality, seeking the return of the investment principal, liquidated damages, compensation for losses and other related expenses from Zhonglian. Following deconsolidation, the Company accounts for its retained investment in Zhonglian as equity investments in accordance with applicable U.S. GAAP, based on the nature of its continuing involvement.

As of June 30, 2026, the Company was still pursuing all legal remedies to resolve the dispute.

Variable interest in Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”)

For the years ended June 30, 2024, 2025 and 2026, the Company was charged of service cost by Shanghai GBG, which is a major service provider engaged by the Company to provide MGU services for the insurance carriers. As of June 30, 2025 and 2026, the Company had outstanding balances of approximately RMB 18.2 million and RMB 17.25 million due from Shanghai GBG, respectively. The Company may be exposed to credit risks and operating risks in the event that GBG defaulted in provision of MGU services or charged high service fees to the Company, which led to conclusion that the Company has variable interest in Shanghai GBG. However, the Company did not consolidate Shanghai GBG as it is not primary beneficiary of Shanghai GBG as the Company does not have power to direct the activities that most significantly affect Shanghai GBG’s economic performance.